Expense Example, No Redemption (Vanguard International Growth Fund Participant:)	Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431